9. Convertible Notes Payable (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Convertible notes
	September 30, 2019	December 31, 2018
Convertible Notes Payable – Unrelated Party	$1,991,607	$2,191,800

Discount on Convertible Notes Payable - Unrelated Party	(735,694)	(201,024)
Total	$1,255,913	$1,990,775

Current Portion	881,741	950,775
Long-Term Portion	$374,172	$1,040,000

	December 31, 2018	December 31, 2017

Convertible Notes Payable – Unrelated Party	$2,026,800	$861,875
Convertible Notes Payable – Related Party	165,000	165,000
Discount on Convertible Notes Payable - Unrelated Party	(201,024)	(245,494)
Total	$1,990,775	$781,381
Current Portion	950,775	781,381
Long-Term Portion	$1,040,000	$–

Assumptions for fair value of derivative liabilities
Nine Months Ended September 30, 2019
Volatility	213% - 13.26%
Risk-free interest rate	0.162 - 0.269
Expected term	0.36-6.78

The valuation of the derivative liabilities attached to the convertible debt was arrived at through the use of the Lattice Bi-nominal Option Pricing Model and the following assumptions:

For the period ended
	December 31, 2018	December 31, 2017
Volatility	182.91%-636.13%	111.09% - 220.65%
Risk-free interest rate	2.13% -2.72%	0.51% - 1.76%
Expected term	.04 - 5.14	.02-1.00

Schedule of Derivative liabilities

Note #	Issuance	Maturity	Rate	Default	12/31/2018 Principal Balance	2019 Add Principal	2019 Principal Conversions	2019 Interest Converted	Shares issued upon conversion 2019	2019 Principal Paid with Cash	2019 interest paid in Cash	9/30/19 Principal Balance	Total Interest expense for Nine Months Ended 9/30/2019	Accrued Interest as of 9/30/2019	Conversion price
1	8/21/2008	8/21/2009	12%	Y	150,000	–	–					150,000	13,650	200,258	Short Term
2	3/11/2009	4/29/2014	12%	Y	15,000	–	–					15,000	1,365	19,030	Short Term
7	2/9/2016	2/9/2017	20%	Y	8,485	–	–					8,485	1,287	7,069	$.03 per share or 50% of market
7-1	10/28/2016	10/28/2017	20%	Y	25,000	–	–					25,000	3,792	14,668	$.03 per share or 50% of market
8	3/8/2016	3/8/2017	20%	Y	1,500	–	–					1,500	227	2,915	$.03 per share or 50% of market
9	9/12/2016	9/12/2017	20%	Y	80,000	–	–					80,000	12,133	48,955	$.03 per share or 50% of market
10	1/24/2017	1/24/2018	20%	Y	55,000	–	–					55,000	8,342	29,618	$.25 per share or 50% of market
11	1/27/2017	1/27/2018	20%	Y	2,698	1,500	(4,198)	(9,225)	1,250,000			–	135	1,060	$.25 per share or 50% of market
11-1	2/21/2017	2/21/2018	20%	Y	25,000	6,856	(31,856)	(2,504)	48,749,769			–	1,641	8,425	$.25 per share or 50% of market
11-2	3/16/2017	3/16/2018	20%	Y	40,000	–	(7,537)					32,463	5,681	20,038	$.25 per share or 50% of market
12	4/6/2017	4/6/2018	20%	Y	31,997	–	(31,997)	(2,908)	1,695,400			–	1,600	11,805	$.25 per share or 50% of market
13-1	4/21/2017	4/21/2018	18%	Y	172,000		(129,371)	(3,861)	3,969,066			42,629	6,833	23,847	$.30 per share or 60% of the lowest trading price for 10 days
16	11/27/2017	11/27/2018	12%	Y	–			(119)	26,630			–	–	–	60% of the lowest trading or bid (whichever is lower) price for 20 days
18	1/19/2018	1/19/2019	24%	Y	83,500		(35,428)	–	358,333	(48,072)	(13,857)	–	4,359	0	60% of the lowest trading price for 20 days
20	3/29/2018	3/29/2019	24%	Y	25,100		(25,100)	–	112,844			–	–	–	60% of the lowest trading price for 15 days

21	4/9/2018	4/9/2019	10%	Y	130,206		(2,515)	–	72,901	(127,691)	(22,326)	–	10,939	0	40% discount on the lowest trading price for previous 25 days
22	7/10/2018	1/10/2021	12%	N	1,040,000		–	–	114,013,576	$(200,000)	$(83,232)	800,000	80,633	4,337	$0.04/ share or 40% of the lowest bid price for prior 21 days
22.1	2/21/2019	1/10/2021	12%	N	–	56,616		–				56,616	5,152	5,152
23	7/19/2018	12/31/2018	8%	Y	–			(1,653)				–	–	–	60% of the lowest trading price for 10 days
24	7/19/2018	12/31/2018	8%	Y	–			–				–	–	–	60% of the lowest trading price for 10 days
25	8/13/2018	2/13/2019	12%	Y	78,314			(3,367)				78,314	9,515	12,218	$0.004/ share or 60% of the lowest trading price for prior 21 days
26	8/10/2017	1/27/2018	15%	Y	20,000			–				20,000	2,783	4,871	$.25 per share or 50% of market
27-1-4	12/10/2018	12/10/2019	8%	N	108,000		(53,711)	(3,076)	141,439,120			–	4,344	1,517	60% of the lowest trading price for 10 days
28	12/5/2018	12/5/2019	8%	N	100,000		(56,900)	(2,852)	125,027,981	–	–	43,100	4,544	1,977	55% of the lowest trading price for 15 days
29	5/10/2019	5/10/2020	8%	N	–	150,000	–	–	–	–	–	150,000	6,100	6,100	55% of the lowest trading price for 15 days
30	7/26/2019	7/26/2020	6%	N		73,500	–	–	–	–	–	73,500	797	797	62% of the lowest trading price for 15 days
31	8/28/2019	8/28/2020	8%	N		120,000						120,000	868	868	60% of the lowest trading price for 12 days
RR 1	5/22/2018	5/22/2019	20%	Y	40,000							40,000	6,067	10,222	75% of the lowest closing ask price for the three prior trading days
RR 3.0 and 3.1	8/9/2018	8/9/2019	30%	N	100,000							100,000	22,750	34,750	70% of the lowest closing ask price for the three prior trading days
RR 4	9/13/2018	9/13/2019	30%	N	50,000							50,000	11,375	15,917	70% of the lowest closing ask price for the three prior trading days

RR 5	9/13/2018	9/13/2019	30%	N	50,000							50,000	11,375	15,917	70% of the lowest closing ask price for the three prior trading days

		Convertible Notes Payable			$2,431,800	$408,472	$(378,613)	$(29,565)	$436,715,620	$(375,763)	$(119,414)	$1,991,607	$238,287	$502,331
	Summary	Convertible Notes Payable - Related Party			$–	$–	$–	$–	–	$–	$–	$–	$–	$–
		Total			$2,431,800	$408,472	$(378,613)	$(29,565)	436,715,620	$(375,763)	$(119,414)	$1,991,607	$238,287	$502,331

Note #	*	Issuance	Maturity	Rate	12/31/2017 Principal Balance	2018 Add Principal	2018 Principal Conversions	Shares issued upon conversion 2018	12/31/2018 Principal Balance	Total Interest expense for Year Ended 12/31/2018	Accrued Interest as of 12/31/2018	Conversion price
3	R	9/7/2011	9/7/2016	8%	50,000	–	–	–	50,000.00	4,055.56	24,055.56	Non-convertible
3-1	R	11/17/2011	11/17/2016	8%	50,000	–	–	–	50,000.00	4,055.56	24,055.56	Non-convertible
4		4/17/2014	6/17/2014	8%	–	–	–	–	–	–	–	$.005 per share
5		3/12/2009	3/12/2014	0%	10,989	–	–	–	10,989.00	–	–	Non-convertible
6		7/29/2015	11/26/2015	8%	–	–	–	–	–	–	–	50% of market, subject to change to $.01

1	R	8/21/2008	8/21/2009	12%	150,000	–	–	–	150,000.00	18,250.00	108,250.00	Short Term
2	R	3/11/2009	4/29/2014	12%	15,000	–	–	–	15,000.00	1,825.00	10,825.00	Short Term
7		2/9/2016	2/9/2017	15%	11,500	1,500.00	(4,515.00)	1,200,000	8,485.00	1,871.32	714.93	$.03 per share or 50% of market
7-1		10/28/2016	10/28/2017	15%	25,000	–	–	–	25,000.00	6,319.44	5,320.63	$.03 per share or 50% of market
8		3/8/2016	3/8/2017	15%	10,000	1,500.00	(10,000.00)	495,411	1,499.97	304.16	9,563.50	$.03 per share or 50% of market
9		9/12/2016	9/12/2017	10%	80,000	–	–	–	80,000.00	16,222.22	31,875.78	$.03 per share or 50% of market
10		1/24/2017	1/24/2018	10%	55,000	–	–	–	55,000.00	12,528.00	17,737.50	$.25 per share or 50% of market
11		1/27/2017	1/27/2018	15%	50,000	11,500.00	(58,802.00)	44,810,143	2,698.00	8,079.61	(0.00)	$.25 per share or 50% of market
11-1		2/21/2017	2/21/2018	15%	25,000	–	–	–	25,000.00	6,398.31	1,028.92	$.25 per share or 50% of market
11-2		3/16/2017	3/16/2018	15%	40,000	–	–	–	40,000.00	10,238.02	5,949.36	$.25 per share or 50% of market
12		4/6/2017	4/6/2018	15%	43,497	7,500.00	(19,000.00)	19,286,260	31,997.00	10,573.79	6,770.88	$.25 per share or 50% of market
13-1		4/21/2017	4/21/2018	5%	287,500	–	(115,500.00)	15,191,152	172,000.00	9,863.26	12,105.63	$.30 per share or 60% of the lowest trading price for 10 days
14		10/6/2017	7/6/2018	12%	82,500	5,112.65	(87,612.65)	66,879,492	–	6,288.42	0.00	40% of the lowest trading price for 10 days
15		11/2/2017	11/2/2018	8%	54,600	–	(54,600.00)	47,973,252	–	2,959.60	0.00	60% of the lowest trading price for 10 days

16		11/27/2017	11/27/2018	12%	53,800	115,917.00	(122,992.00)	176,451,571	–	105,034.90	0.00	60% of the lowest trading or bid (whichever is lower) price for 20 days

17		12/14/2017	12/14/2018	8%	43,478	–	(43,478.26)	8,248,054	–	1,979.02	0.00	60% of the lowest trading price for 10 days

18		1/19/2018	1/19/209	12%	–	83,500.00	–	–	83,500.00	10,159.17	10,159.17	60% of the lowest trading price for 20 days

19		2/21/2018	2/21/2019	8%	–	78,750.00	(78,750.00)	54,957,108	–	3,638.74	0	60% of the lowest trading price for 15 days

20		3/29/2018	3/29/2019	8%	–	100,000.00	(74,900.00)	145,598,889	25,100.00	6,579.82	2,672.82	60% of the lowest trading price for 15 days

21		4/9/2018	4/9/2019	10%	–	147,000.00	(16,794.00)	60,041,407	130,206.00	10,335.82	1,958.82	40% discount on the lowest trading price for previous 25 days

22		7/10/2018	1/10/2021	12%	–	1,040,000.00	–	–	1,040,000.00	63,786.67	63,786.67	$0.04/ share or 40% of the lowest bid price for prior 21 days

23		7/19/2018	12/31/2018	8%	–	43,478.26	(43,478.26)	14,373,526	–	79.90	–	60% of the lowest trading price for 10 days

24		7/19/2018	12/31/2018	8%	–	43,478.26	(43,478.26)	67,478,054	–	972.00	(0.00)	60% of the lowest trading price for 10 days

25		8/13/2018	2/13/2019	12%	–	126,560.00	(48,246.00)	101,177,885	78,314.00	6,068.14	1,724.14	$0.004/ share or 60% of the lowest trading price for prior 21 days

26		8/10/2017	1/27/2018	15%	–	–	–	–	20,000.00	1,533.33	1,533.33	$.25 per share or 50% of market

27-1-4		12/10/2018	12/10/2019	8%	–	108.000.00	–	–	108,000.00	504.00	504.00	60% of the lowest trading price for 10 days

28		12/5/2018	12/5/2019	8%	–	100,000.00	–	–	100,000.00	466.67	466.67	55% of the lowest trading price for 15 days

	Convertible	$861,875	$2,013,796	$(822,146)	824,162,204	$2,026,800	$302,784	$173,873
	Non-Convertible	$10,989	$–	$–	–	$10,989	$–	$–
SUMMARY	Related Party Convertible	$165,000	$–	$–	–	$165,000	$20,075	$119,075
	Related Party Non-Convertible	$100,000	$–	$–	–	$100,000	$8,111	$48,111
	Total	$1,137,864	$2,013,796	$(822,146)	824,162,204	$2,302,789	$330,970	$341,059

* R = Related Party

Convertible Debt [Member]
Assumptions for fair value of derivative liabilities

The valuation of the derivative liabilities attached to the convertible debt was arrived at through the use of the Lattice Bi-nominal Option Pricing Model and the following assumptions:

Year Ended December 31,
	2017	2016
Volatility	111.09% - 220.65%	–
Risk-free interest rate	0.51% - 1.76%	–
Expected term	.02-1	–